JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                  Supplements to Prospectus dated July 1, 1997


                          John Hancock Active Bond Fund

Currently, the Fund has a policy allowing 25% of total assets to be invested in junk bonds but also has a policy requiring 75% of the fund's debt securities (other than commercial paper) to consist of investment grade debt securities and their unrated equivalent. These two policies imperfectly overlap therefore creating a conflicting measure of debt ratings. The change set forth below will eliminate this conflict.

Replace the second sentence of the second paragraph on page 8 of the Prospectus with the following:

At least 75% of the Fund's total assets will consist of investment grade debt securities (i.e. within the four highest grades as determined by Standard & Poor's Ratings Group ("S&P"), AAA, AA, A or BBB, or by Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A or Baa); or debt securities of banks, the U.S. Government, its agencies or instrumentalities and other issuers not rated as a matter of policy by S&P or Moody's that are the unrated equivalent of investment grade; or cash and cash-equivalents.


                       John Hancock Fundamental Value Fund

On December 3, 1997, the Trustees of John Hancock Fundamental Value Fund (the "Fund") voted to change the Fund's name to John Hancock Small Capitalization Value Fund effective January 1, 1998. This change more accurately reflects the Fund's investment strategy. To add further clarity, the investment policy is amended to reflect a high level of investment in securities of small capitalization issuers.

Replace the first three paragraphs on page 11 of the Prospectus with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks and other equity securities, including convertible securities, preferred stocks and warrants, of domestic and foreign issuers of small-sized companies with a total market capitalization of $1 billion or less ("small capitalization companies"). Higher risks are often associated with investments in companies with small market capitalizations.
See "Smaller Capitalization Companies."

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the disciplined active equity manager seeks to exploit to achieve an above-average rate of return.


                  John Hancock Small Capitalization Equity Fund

On December 3, 1997, the Trustees of John Hancock Small Capitalization Equity Fund (the "Fund") voted to change the Fund's name to John Hancock Small Capitalization Growth Fund effective January 1, 1998. The change more accurately reflects the Fund's strategy to invest in common stocks of rapidly growing smaller capitalization companies offering above average growth potential. This strategy has been in place since inception.


                      John Hancock Multi-Sector Growth Fund

The discussion of who is responsible for the day-to-day management of the Fund contained in the "Organization and Management of the Fund" section is replaced with the following:

Effective January 5, 1998, Barbara C. Friedman, CFA and James M. Boyd lead the portfolio management team. Ms. Friedman, a senior vice president of the Adviser, joined John Hancock Funds in January 1998 and has been in the investment business since 1973. Mr. Boyd, an assistant portfolio manager, has been with John Hancock Funds since 1992.


KB0PS  1/98

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                              101 Huntington Avenue
                           Boston, Massachusetts 02199


                          consisting of twelve series,

                          John Hancock Active Bond Fund
                          John Hancock Global Bond Fund
                  John Hancock Small Capitalization Value Fund
                      John Hancock Dividend Performers Fund
                      John Hancock Multi-Sector Growth Fund
                  John Hancock Small Capitalization Growth Fund
                     John Hancock International Equity Fund
                     John Hancock Independence Balanced Fund
                      John Hancock Independence Value Fund
            John Hancock Independence Diversified Core Equity Fund II
                      John Hancock Independence Growth Fund
              John Hancock Independence Medium Capitalization Fund

                 (each, a "Fund" and collectively, the "Funds")



                       Statement of Additional Information
                     July 1, 1997 as revised January 1, 1998



This Statement of Additional Information ("SAI") provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus and in the Independence Funds' Prospectus dated July 1, 1997 (together, the "Prospectuses").

This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9296
                        Boston, Massachusetts 02205-9296
                                 1-800-755-4371

                               TABLE OF CONTENTS


                                                         Statement of Additional
                                                                    Information
                                                                       Page
    Organization of the Trust                                            2
    Investment Objectives and Policies                                   3
    -John Hancock Series Funds                                           3
    -Independence Funds                                                  6
    Investment Restrictions                                             23
    Those Responsible for Management                                    25
    Investment Advisory and Other Services                              40
    Distribution Agreement                                              43
    Net Asset Value                                                     43
    Special Redemptions                                                 44
    Tax Status                                                          44
    Description of the Trust's Shares                                   48
    Calculation of Performance                                          50
    Brokerage Allocation                                                52
    Transfer Agent Services                                             54
    Custody of Portfolio                                                54
    Independent Auditors                                                55
    Appendix A--Description of Securities Ratings                       A-1
    Financial Statements


ORGANIZATION OF THE TRUST


John Hancock Institutional Series Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated October 31, 1994, as amended from time to time. The Trust currently has twelve series of shares designated as: John Hancock Small Capitalization Growth Fund ("Small Capitalization Growth Fund")(formerly John Hancock Small Capitalization Equity Fund), John Hancock Dividend Performers Fund ("Dividend Performers Fund") (formerly John Hancock Berkeley Dividend Performers
Fund), John Hancock Active Bond Fund ("Active Bond Fund") (formerly John Hancock Berkeley Bond Fund), John Hancock Global Bond Fund ("Global Bond Fund")
(formerly John Hancock Berkeley Global Bond Fund), John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") (formerly John Hancock Berkeley Sector Opportunity Fund), John Hancock Small Capitalization Value Fund ("Small Capitalization Fund") (formerly John Hancock Fundamental Value Fund and John Hancock Berkeley Fundamental Value Fund), John Hancock International Equity Fund ("International Equity Fund") (formerly John Hancock Berkeley Overseas Growth
Fund), John Hancock Independence Diversified Core Equity Fund II ("Diversified Core Equity Fund II"), John Hancock Independence Value Fund ("Value Fund"), John Hancock Independence Growth Fund ("Growth Fund"), John Hancock Independence Medium Capitalization Fund ("Medium Capitalization Fund") and John Hancock Independence Balanced Fund ("Balanced Fund").

Small Capitalization Growth Fund, Dividend Performers Fund, Active Bond Fund, Global Bond Fund, Multi-Sector Growth Fund, Small Capitalization Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Value Fund, Growth Fund, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The investment subadviser of Dividend Performers Fund is Sovereign Asset Management Corp. ("SAMCorp"). The subadviser of International Equity Fund is John Hancock Advisers International Limited ("JHAI"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, SAMCorp, JHAI, and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." Each Subadviser is an affiliate of the Life Company.

INVESTMENT OBJECTIVES AND POLICIES

See "Investment Objectives and Policies" in the Prospectuses. There can be no assurance that the objective of any Fund will be realized.

Each Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this SAI where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Board of Trustees of the Trust (the "Board") without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

A.  The John Hancock Series Funds.

For a further description of the John Hancock Series Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this SAI. See Appendix A to this SAI for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

                                Active Bond Fund

Active Bond Fund's investment objective is a high rate of total return, consistent with prudent investment risk. The Fund invests primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers. The Fund will invest primarily in debt securities within the four highest investment ratings and unrated securities considered by the Adviser to be of comparable investment quality. The Fund will, when feasible, purchase debt securities which are non-callable.

The Fund may purchase corporate debt securities bearing fixed, floating or variable interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

                                Global Bond Fund

Global Bond Fund's investment objective is a competitive total investment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income securities. Normally, the Fund will invest in fixed income securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.

Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed income securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank, and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed income securities" encompasses debt obligations of all types, including bonds, debentures, notes and stocks, such as preferred stocks. A fixed income security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security.

                         Small Capitalization Value Fund

Small Capitalization Value Fund's investment objective is capital appreciation, with income as a secondary consideration. The Fund will seek to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks and other equity securities, including convertible securities, preferred stocks and warrants, of domestic and foreign issuers of small-size companies with a total market capitalization of $1 billion or less ("small capitalization companies").

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exit which the disciplined active equity manager seeks to exploit to achieve an above-average rate of return.


                            Dividend Performers Fund

Dividend Performers Fund's investment objective is long-term growth of capital and income without assuming undue market risk. At times, however, because of market conditions, the Fund may invest primarily for current income. The Fund will make investments in different types and classes of securities in accordance with the Board's and the Adviser's appraisal of economic and market conditions. The securities held by the Fund are under continuous study by the Adviser. Securities are selected for the Fund's portfolio if they are considered by the Adviser to contribute to the possible achievement of the Fund's objective. They are held or disposed of in accordance with the results of a continuing examination of their investment merit.


The Fund may invest 100% of its total assets in common stocks or, for defensive purposes, may temporarily hold cash or liquid, high grade short-term debt securities. In addition, temporary investments in short-term debt securities may be made to receive a return on excess cash.

The Fund endeavors to achieve its objectives by utilizing experienced management and generally investing in securities of seasoned companies in sound financial condition.


                            Multi-Sector Growth Fund

Multi-Sector   Growth   Fund's   investment   objective  is  long-term   capital
appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: basic material, energy, capital equipment, technology, consumer cyclical, retail, consumer staple, health care, transportation, financial and utility. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment.

                        Small Capitalization Growth Fund

Small Capitalization Growth Fund's investment objective is long-term growth of capital. The Fund invests primarily in domestic and foreign rapidly growing "smaller capitalization companies" (those with market capitalizations of $1 billion or less) that tend to be in an emerging growth stage of development and where the Adviser believes there is growth potential higher than the average for all companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in smaller capitalization companies. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund may also invest in equity securities of established companies that the Adviser believes to offer superior growth potential.

                            International Equity Fund

International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. The Fund normally invests substantially all of its assets in equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock. However, if deemed advisable by the Adviser or the Fund's investment subadviser, JHAI, the Fund may invest in any other types of securities including warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign
governments   and  their   political   subdivisions,   or  domestic  or  foreign
corporations.

B.  The Independence Funds.

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the Independence Funds' Prospectus and "Investment Restrictions" in this SAI.

IIA serves as the investment subadviser to each of the Independence Funds. In selecting common stocks for the Funds' portfolios, IIA uses an investment strategy it calls "NIXDEX." To produce a NIXDEX portfolio, IIA excludes ("nixes") from consideration stocks contained in the bottom two quintiles of its ranked stock universe and optimizes the remaining stocks to produce a portfolio whose risk exposure is similar to that of each of the Independence Fund's respective performance and risk profile benchmark portfolio. By avoiding stocks which are not ranked favorably in IIA's ranked stock universe, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio.

IIA uses a quantitative, multifactor proprietary stock-ranking model called "Cybercode" to produce a list of stocks for consideration which are ranked from most to least attractive. IIA's in-house team of professional securities analysts generate the data necessary to produce a Cybercode ranked list. For each Fund, IIA's analysts concentrate their research and analysis on those stocks from IIA's unbiased universe of 500 stocks which satisfy the Fund's performance and risk profile benchmark. The analysts focus on fundamental research such as: projecting current year and next year's earnings and cash flows; developing five-year growth forecasts; and understanding the strategic plan of the companies they follow, and how this plan might affect capital expenditures and stock dividends. IIA's most senior investment professionals determine the macroeconomic assumptions needed to forecast an individual company's progress. These macroeconomic assumptions are integrated into the analysts' research and analysis. IIA's investment process is distinguished by its focus on evaluation of risk and, in particular, its avoidance of stocks that do not score above a certain benchmark with respect to price and fundamentals.

Using the analysts' research and analysis, Cybercode evaluates each stock in the stock selection universe on several discrete criteria and scores each stock based on its inherent value relative to its cost (price) and the stock's fundamental prospects for improvement. Cybercode produces a list of the selection universe ranked from most to least attractive. The top stock on the ranked list exhibits the most favorable combination of inherent value and fundamental prospects for improvement; the bottom stock is the least favorable. Through this process, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio. For a further description of each Fund's performance and risk profile benchmark portfolio, see "Investment Objectives and Policies" in the Independence Funds' Prospectus.

                                  Balanced Fund

Balanced Fund's investment objective is above-average total return through capital appreciation and income. The Fund will invest in a balanced portfolio allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.


                                   Value Fund

Value Fund's investment objective is above-average total return. The Fund will emphasize relatively undervalued securities and seek higher dividend yield than Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark is the Russell 1000 Value Index(R).

                         Diversified Core Equity Fund II

Diversified Core Equity Fund II's investment objective is above-average total return, consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the capitalization weighted Standard and Poor's 500 Composite Stock Index(R) (the "S&P 500 Index").

                                   Growth Fund

Growth Fund's investment objective is above-average total return. The Fund will emphasize investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index(R).

                           Medium Capitalization Fund

Medium Capitalization Fund's investment objective is above-average total return. The Fund will emphasize investment in securities of faster growing, medium sized companies than those companies included in the other Independence Funds. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.


Investments in Foreign Securities and Emerging Countries. Small Capitalization Growth Fund, Active Bond Fund, Multi-Sector Growth Fund and Small Captialization Value Fund may invest in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund will invest primarily in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.


Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Forward Foreign Currency Transactions. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract to purchase foreign currency, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitment in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by each Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain with each Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. Each Fund will not use leverage to attempt to increase income. Each Fund will not purchase securities while outstanding borrowings exceed 5% of that Fund's total assets. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the of Board of Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, the Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. Each John Hancock Series Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each John Hancock Series Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency..

Options on Futures Contracts. Each John Hancock Series Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Each John Hancock Series Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities and securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.

Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.


Short Sales. Small Capitalization Growth Fund, International Equity Fund and Multi-Sector Growth Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. All of the John Hancock Series Funds may also engage in short sales to attempt to limit their exposure to a possible market decline in the value of their portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.


A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales of the type referred to in Fundamental Investment Restriction No. (2) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and
(2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading. Each John Hancock Series Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.

The Funds' portfolio turnover rates will depend on a number of factors, including the fact that each Fund intends to elect to be treated and to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, the Funds intend to limit short-term trading so that less than 30% of each Fund's respective gross annual income (including all dividend and interest income and gross realized capital gains, both short and long-term, without being offset for realized capital losses) will be derived from gross realized gains on the sale or other disposition of securities and certain other investments held for less than three months. This limitation, which must be met by all regulated investment companies in order to obtain such Federal tax treatment, at certain times may prevent the Funds from realizing capital gains on some securities held for less than three months.

Time Deposits. Global Bond Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained for a stated period of time at a stated interest rate. All time deposits purchased which mature in seven (7) days or more will be treated as illiquid.

Although Diversified Core Equity Fund II may invest in certain types of derivative securities, it has no current plans to do so. However, this policy could change at any time in the future.

Government Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Each Fund that may invest in U.S. Government securities, and in particular Dividend Performers Fund and Active Bond Fund, may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.


Lower Rated High Yield Debt Obligations. Active Bond Fund, Global Bond Fund and Small Capitalization Value may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Global Bond Fund may invest less than 35% of its total assets in securities rated as low as Ca by Moody's or CC by S&P and their equivalents. Small Capitalization Value may invest up to 15% of its net assets in securities rated as low as Ca by Moody's or CC by S & P and their equivalents.


Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

INVESTMENT RESTRICTIONS

A.  Fundamental Investment Restrictions.

Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval by the lesser of (1) 67% or more of the shares of a Fund represented at a meeting if at least 50% of the outstanding shares of the Fund are present in person or by proxy or
(2) 50% of the outstanding shares of the Fund.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.


3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Small Capitalization Growth Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Growth Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Growth Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. For each Fund other than Global Bond Fund and Multi-Sector Growth Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

B.  Non-Fundamental Investment Restrictions.

The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

A Fund may not:

1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Purchase any security, including repurchase agreements maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or directors of the Funds' Adviser and/or one or more or the Subadvisers, or officers and/or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("JH Funds").

The following table sets forth the principal occupation or employment of the Trustees and principal officers of the Trust during the past five years.


                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)               Officer, the Adviser and The
Boston, MA  02199                                                              Berkeley Financial Group ("Berkeley
October 1944                                                                   Group"); Chairman, NM Capital
                                                                               Management, Inc. ("NM Capital") and
                                                                               John Hancock Advisers International
                                                                               Limited ("Advisers International");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds"), First
                                                                               Signature Bank and Trust Company
                                                                               and Sovereign Asset Management
                                                                               Corporation ("SAMCorp."); Director,
                                                                               John Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Capital Corporation and New
                                                                               England/Canada Business Council;
                                                                               Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Vice Chairman and
                                                                               President, the Adviser (until July
                                                                               1992); Chairman, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994); Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James F. Carlin                         Trustee (3)                            Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Health Plan Services,
                                                                               Inc., Massachusetts Health and
                                                                               Education Tax Exempt Trust,
                                                                               Flagship Healthcare, Inc., Carlin
                                                                               Insurance Agency, Inc., West
                                                                               Insurance Agency, Inc. (until May
                                                                               1995) Uno Restaurant Corp.;
                                                                               Chairman, Massachusetts Board of
                                                                               Higher Education (since 1995);
                                                                               Receiver, the City of Chelsea
                                                                               (until August 1992).




William H. Cunningham                   Trustee (3)                            Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.


-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Charles F. Fretz                        Trustee (3)                            Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee (3)                            Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).
                                                                               Anne C. Hodsdon * Trustee and
                                                                               President (1,2) President, Chief
                                                                               Operating Officer 101 Huntington
                                                                               Avenue and Director, the Adviser;
                                                                               Director, Boston, MA 02199 The
                                                                               Berkeley Group, John Hancock April
                                                                               1953 Funds; Director, Advisers
                                                                               International; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).


Charles L. Ladner                       Trustee (3)                            Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS; Vice President of
                                                                               Amerigas Partners L.P.


-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Leo E. Linbeck, Jr.                     Trustee (3)                            Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).


Patricia P. McCarter                    Trustee (3)                            Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928

-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Steven R. Pruchansky                    Trustee (1, 3)                         Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).


Norman H. Smith                         Trustee (3)                            Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).

-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
John P. Toolan                          Trustee (3)                            Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).


Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance       Agency,       Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital;  Senior Vice President,
                                                                               The Berkeley Group; President,  the
                                                                               Adviser  (until   December   1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, SAMCorp.,
                                                                               Insurance Agency, Inc. and NM
                                                                               Capital; Counsel, John Hancock
                                                                               Mutual Life Insurance Company (until
                                                                               January 1996).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive  Committee.  The Executive  Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.


All of the officers listed are officers or employees of the Adviser and Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

Compensation of the Trustees. The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Funds Complex to the Independent Trustees for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, non-Independent Trustees, and each of the officers of the Trust, who are interested persons of the Adviser, are compensated by the adviser or its affiliates and received no compensation from the Funds for their services.



                                       Aggregate           Total Compensation
                                       Compensation        from the Funds and the
                                       From the Funds'     John Hancock Fund
                                       fiscal year ended   Complex
 Independent Trustees                  February 28, 1997   to Trustees/Directors (1)
 --------------------                  -----------------   -------------------------

James F. Carlin                        $  3,159                  $  74,250
William H. Cunningham  (2)                3,253                     74,250
Charles F. Fretz                          3,160                     74,500
Harold R. Hiser, Jr. (2)                  3,019                     70,250
Charles L. Ladner                         3,160                     74,500
Leo E. Linbeck, Jr.                       3,254                     74,250
Patricia P. McCarter  (2)                 3,160                     74,250
Steven R. Pruchansky  (2)                 3,291                     77,500
Norman H. Smith  (2)                      3,257                     77,500
John P. Toolan  (2)                       3,160                     74,250
                                        -------                   --------
Totals                                  $31,873                  $745,500


(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1996. As of this date there were 67 funds in the John Hancock Fund Complex, of which each of these Independent Trustees served on 32.

(2) As of December 31, 1996, the value of the aggregate deferred compensation from all funds in the John Hancock Funds Complex for Mr. Cunningham was $131,741, for Mr. Hiser was $90,972, for Ms. McCarter was $67,548, for Mr. Pruchansky was $28,731, for Mr. Smith was $32,314 and for Mr. Toolan was $163,385 under the John Hancock Deferred Compensation Plan for Independent Trustees.


As of March 31, 1997 the officers and trustees of the Trust as a group owned 6.0% of the outstanding shares of Active Bond Fund; 2.3% of the outstanding shares of Global Bond Fund; 1.2% of the outstanding shares of Multi-Sector Growth Fund; 3.6% of the outstanding shares of Small Capitalization Value Fund; 2.2% of the outstanding shares of International Equity Fund; 6.5% of the outstanding shares of Small Capitalization Growth Fund; less than 1% of the outstanding shares of Independence Diversified Core Equity Fund II, Dividend Performers Fund, Independence Balanced Fund, Independence Value Fund,

Independence Growth Fund and Independence Medium Capitalization Fund.


As of March 27, 1997 the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                                                                    Percentage of
                                                                                                    total
                                                                             Number of shares       outstanding
                                                                             of beneficial          shares of the
Name and Address of Shareholder                   Fund                       interest owned         Fund
-------------------------------                   ----                       --------------         ----
Lathers' Local No. 144L                           Dividend Performers         104,821                13.87%
Pension Plan II (DC)
c/o Allied Administrators Inc.
P.O. Box 2500
San Francisco, CA 94126-2500

John Hancock Funds                                Dividend Performers         250,128                33.10%
Stinnes Corp P & S/Pension Plan
101 Huntington Avenue
Boston, Ma  02199-7603

John Hancock Funds                                Dividend Performers          75,644                10.01%
Shakpee Valley Printing
Attn:  Sandra MaCarthur
101 Huntington Avenue
Boston, MA  02199-7603


John Hancock Funds                                Active Bond                  81,969                23.06%
Cardiovascular Center Inc.
101 Huntington Avenue
Boston, MA  02199-7603


                                                                                                     Percentage of
                                                                                                     total
                                                                             Number of shares        outstanding
                                                                             OF beneficial           shares of the
Name and Address of Shareholder                   Fund                       interest owned          Fund
-------------------------------                   ----                       --------------          ----
John Hancock Funds                                Active Bond                90,827                  25.55%
FBO Hartford Provisions
Attn: Institutional Ret. Services
101 Huntington Ave
Boston, MA. 02199-7603

John Hancock Advisers Inc.                        Global Bond                94,118                  74.82%
101 Huntington Avenue
Boston, MA 02199-7603

Independence Investment Associates Attn Coleen    Independence Mid-Cap       61,516                  12.27%
Pink
53 State Street
Boston, MA 02109-2809

John Hancock Funds Inc                            Independence Mid-Cap       73,280                 74.46%
FBO Gilbane Building Company
Attn Institutional Ret Services
101 Huntington Avenue
Boston, MA  02109-7603

Independence Investment Associates Attn:          Independence Growth        59,172                  75.50%
Colleen Pink
53 State Street
Boston, MA  02109-2809

John Hancock Funds                                Independence               18,671                  23.14%
FBO Hartford Provisions                           Growth
Attn: Institutional Ret. Services
101 Huntington Ave
Boston, MA. 02199-7603


John Hancock Funds Inc.                           Small Capitalization       411,773                 62.99%
FBO Gilbane Building Company                      Value
Attn: Institutional Ret Services
101 Huntington Avenue
Boston, MA  02199-7603

                                       35


                                                                                                   Percentage
                                                                                                   total
                                                                             Number of shares      outstanding
                                                                             of beneficial         shares of the
Name and Address of Shareholder                   Fund                       interest owned         Fund
-------------------------------                   ----                       --------------         ----
Lathers' Local No. 144L                           Small Capitalization        83,915                  12.84%
Pension Plan II (DB)                              Value
c/o Price Administrators Inc.
400 S. El Camino Real, Suite 950
San Mateo, CA 94402-1708

Independence Investment Associates                 Independence Value         62,755                  18.85%
Attn: Colleen Pink
53 State Street
Boston, MA  02109-2809

John Hancock Funds                                 Independence Value         23,118                  6.94%
Aurora Electronics Inc.
Attn: Institutional Ret Services
c/o Geoffrey Hablow
101 Huntington Avenue
Boston, MA 02109-7603

John Hancock Funds                                 Independence Value         210,861                 63.32%
Cardiovascular Center Inc.
101 Huntington Avenue
Boston, MA 02109-7603

John Hancock Funds                                 Independence Value         22,840                  6.86%
FBO Resource Information
Attn:  Institutional Ret. Services
101 Huntington Avenue
Boston, MA 02109-7603

Wachovia Bank of Georgia                           Independence               5,340,973               20.79%
National Service Industries Inc.                   Diversified Core
Defined Contribution Plans                         Equity II
Attn: Mr. W. Russell Watson
1420 Peachtree St N.E.
Atlanta, GA 30309-3002



                                                                                                     Percentage
                                                                                                     total
                                                                             Number of shares        outstanding
                                                                             of beneficial           shares of the
Name and Address of Shareholder                   Fund                       interest owned          Fund
-------------------------------                   ----                       --------------          ----
Weil Gotshal & Manges                              Independence               2,040,789                7.94%
401K Plan FBO The Plan                             Diversified Core
Attn: Mark A. Vogel                                Equity II
767 Fifth Avenue
New York, NY 10153-0001

Food Marketing Institute                          Independence Diversified    1,591,785                6.20%
Attn: Lisa Sally                                  Core Equity II
800 Connecticut Avenue NW
Suite 400
Washington, DC 20006-4505

Charles Schwabb Trust Company FBO                 Independence Diversified    1,603,715                6.24%
Gaylord Entertainment Co                          Core Equity II
401(K) Savings Plan
1 Montgomery Street 7th Floor
San Francisco CA 94104-4505

John Hancock Funds Inc.                           Independence Balanced       401,608                  19.88%
FPO Gilbane Building Company
Attn: Institutional Ret Services
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Funds                                Independence Balanced       158,515                  7.85%
FBO Cape Ann Local Lodge
Attn: Institutional Ret Services
101 Huntington Avenue
Boston MA 02199-7603

John Hancock Funds                                Independence Balanced      112,360                  5.56%
American College of Physicians Inc.
Defined Contribution Plan A
101 Huntington Avenue
Boston, MA 02199-7603


                                                                                                     Percentage
                                                                                                     total
                                                                             Number of shares        outstanding
                                                                             of beneficial           shares of the
Name and Address of Shareholder                   Fund                       interest owned          Fund
-------------------------------                   ----                       --------------          ----
 John Hancock Funds                               Independence Balanced       107,588                 5.33%
 O N E Color Communications 401(K)
 Attn: Institutional Ret Services
 101 Huntington Avenue
 Boston, MA  02199-7603

John Hancock Funds                                Independence Balanced       513,104                25.40%
PB & S Chemical Company Inc.
101 Huntington Avenue
Boston, MA  02199-7603

John Hancock Funds                                Independence Balanced       243,689                12.06%
Stinnes Corp P & S Pension Plan
101 Huntington Avenue
Boston, MA  02199-7603

John Hancock Funds Inc.                           International Equity        170,478                 33.18%
FBO Gilbane Building Company
Attn: Institutional Ret Services
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Funds                                International Equity        27,557                  5.36%
Network Computing Devices
Attn: Institutional Ret Services
101 Huntington Avenue
Boston, MA  02199-7603

John Hancock Funds                                International Equity       67,742                  13.18%
Stinnes Corp P & S./Pension Plan
101 Huntington Avenue
Boston, MA  02199-7603

John Hancock Funds                                International Equity       58,560                  11.39%
PB & S Chemical Company Inc.
101 Huntington Avenue
Boston, MA  02199-7603

                                                                                                    Percentage
                                                                                                    total
                                                                            Number of shares        outstanding
                                                                            OF beneficial           shares of the
Name and Address of Shareholder                   Fund                       interest owned         Fund
------------------------------                    ----                       --------------         ----
Investment Incentive Program For                  Multi-Sector Growth        1,728,728              66.58%
John Hancock Employees
John Hancock Place
PO Box 111
Boston, MA  02117-0111

John Hancock Funds                                Multi-Sector Growth          185,881               7.16%
PB & S Chemical Company Inc.
101 Huntington Avenue
Boston, MA  02199-7603

Stinnes Corp P & S/Pension Plan                   Multi-Sector                 141,060               5.43%
101 Huntington Avenue                             Growth
Boston, MA  02199-7603


John Hancock Funds                                Small Capitalization          64,217               39.73%
Scholle Corporation                               Growth
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Funds                                Small Capitalization          14,936                9.24%
American College of Physicians, Inc.              Growth
Defined Contribution Plan A
101 Huntington Ave
Boston, MA  02199-7603

John Hancock Funds                                Small Capitalization          13,865                8.58%
FBO Cape Ann Local Lodge                          Growth
Attn: Institutional Ret Services
101 Huntington Avenue
Boston, MA 02199-7603


Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has over $22 billion in assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an indirect wholly-owned subsidiary of the Life Company, one of the nation's oldest and largest financial services companies. With total assets under management of over $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser. As the Fund's manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to Dividend Performers Fund, the Adviser has entered into a sub-investment management contract with SAMCorp. With respect to International Equity Fund, the Adviser has entered into a sub-investment management contract with JHAI. With respect to each Independence Fund, the Adviser has entered into a sub-investment management contract with IIA. Under each respective sub-investment management contract, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. JHAI, located at 34 Dover Street, London, England, W1X3RA, is a wholly owned subsidiary of the Adviser, formed in 1987 to provide investment research and advisory services to U.S. institutional clients. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc. SAMCorp, located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, is a wholly owned subsidiary of The Berkeley Financial Group.

See "Organization and Management of the Funds" and "The Funds' Expenses" in the Prospectuses for a description of certain information concerning each Fund's investment management contract and the sub-investment management contracts of Dividend Performers Fund, International Equity Fund and the Independence Funds.

As provided by the investment management contracts, each Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. The Adviser, not any Fund, pays the subadvisory fees as described in the Prospectuses. See "Organization and Management of the Funds" in the Prospectuses. For the period ended February 28, 1997, the Adviser waived the entire investment management fees for all Funds except Multi-Sector Growth Fund and Diversified Core Equity Fund II. The Adviser received $53,016 after expense limitation from Multi-Sector Growth Fund. The
Adviser received $1,280,296 from Diversified Core Equity Fund II and the Advisers paid the subadviser $1,020,770.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers render investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each investment management contract and, where applicable, sub-investment management contract, the Adviser and Subadviser are not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective contracts relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable contract.

Under each investment management contract, each Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If a Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the subadvisory contract of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for so long as the subinvestment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or other wise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


Each Advisory Agreement will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Trustees of the Trust who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by either the Trustees or the holders of a majority of the applicable Fund's outstanding voting securities. Each contract automatically terminates upon assignment and may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. Each sub-investment management contract terminates automatically upon the termination of the corresponding Advisory Agreement.

Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended February 28, 1997, the Fund paid the Adviser the following for services under this agreement: Balanced Fund $55,136, Growth Fund $129, Medium Capitalization Fund $820, Value Fund $176, Diversified Core Equity Fund II $48,011, Active Bond Fund $308, Global Bond Fund $190, Dividend Performers Fund $929, Multi-Sector Growth Fund $3,506, Small Capitalization Value Fund $1,084, Small Capitalization Growth Fund $99 and International Equity Fund $616.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the Sub-Adviser and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: Pre-clearance for all personal trades and a ban on the purchase of initial public offerings as well as contributions to specified charities of profits on securities held for less than 91 days. IIA has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of management.

DISTRIBUTION AGREEMENT

The Fund has a Distribution Agreement with JH Funds. Under the agreement, JH Funds is obligated to use its best efforts to sell shares of each Fund. JH Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

 Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing the net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although no Fund would normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board. When the shareholder sells portfolio securities received in this fashion it would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any one shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

TAX STATUS

Each series of the Trust, including the Funds, is treated as a separate entity for accounting and tax purposes. It is each Fund's intention to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually.

Distributions of net investment income (which includes accrued original issue discount and accrued, recognized market discount) and any net realized capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectuses whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they taken the distribution in cash.

If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividend, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. In certain cases, an election may be available that would ameliorate these adverse tax consequences. Accordingly, the Funds may limit their investments in such passive foreign investment companies and will undertake appropriate actions, including the consideration of any available elections, to limit their tax liability, if any, with respect to such investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

The amount of net realized capital gains, if any, in any given year will result from sales of securities or transactions in options or futures contracts made with a view to the maintenance of a portfolio believed by the respective Fund's management to be most likely to attain such Fund's investment objective. Such sales, and any resulting gains or losses, may therefore vary considerably from year to year. Since, at the time of an investor's purchase of Fund shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) in reality represent a return of a portion of the purchase price.

Upon a redemption of shares (including by exercise of the exchange privilege), a shareholder will ordinarily realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the Dividend Reinvestment Plan. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net realized capital gains, if any, the Fund will not in any event distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net realized capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1997, Small Capitalization Growth Fund had a capital loss carryforward of $29,711, which will expire in 2005. Presently, there are no realized capital loss carryforwards in any of the remaining Funds to offset against future net realized capital gains.


With  respect  to  any  Fund  that  receives   dividends   from  U.S.   domestic
corporations, a portion of its distributions representing such dividend income is normally eligible for the dividends-received deduction for corporations. Distributions from other sources, including long-term capital gain distributions, do not qualify for the dividends-received deduction allowable to corporations. Corporate shareholders which borrow to acquire or retain Fund shares will be denied a portion of the dividends-received deduction, and corporate shareholders will not be eligible for any deduction if they fail to meet applicable holding period requirements. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporate shareholder's alternative minimum tax liability, if any. Such shareholder's tax basis in its Fund shares may also be reduced to the extent of any "extraordinary dividends," as determined under applicable Code provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Certain entities otherwise exempt from federal income taxes (such as pension plans, Individual Retirement Accounts and other exempt organizations) are nevertheless taxable under Section 511 of the Code on unrelated business taxable income ("UBTI"). UBTI is income from an unrelated trade or business (as defined in Section 513 of the Code) regularly carried on. A tax-exempt entity is subject to tax on UBTI in any taxable year at corporate tax rates or, in the case of certain trusts, at the rates applicable to trusts. Tax-exempt entities with gross income, included in computing UBTI, of $1,000 or more must report UBTI, if any, on Form 990-T. Dividends, interest and capital gain realized on the sale of property held for investment are generally excluded from UBTI. However, income from such sources will be included in UBTI if "acquisition indebtedness" exists with respect to the property generating such income. Acquisition indebtedness ordinarily includes the unpaid amount of indebtedness incurred to acquire or to continue to hold the property. Based on these rules, a tax-exempt investor holding shares in the Funds for investment will not generally recognize unrelated business taxable income from such investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or to continue to hold Fund shares and such indebtedness remains unpaid during the relevant period(s).

Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund and Global Bond Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not be able to include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund or Global Bond Fund at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

If the election is made, shareholders of the applicable Fund may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by International Equity Fund or Global Bond Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the relevant Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that International Equity Fund or Global Bond Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. Each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


Dividend Performers Fund, Active Bond Fund, Small Capitalization Value Fund and Global Bond Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Dividend Performers Fund, Active Bond Fund and Global Bond Fund, in the event they invest in such securities, in order to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.


With respect to each Fund that may enter into forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into such transactions. The options and futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, a Fund's losses on its transactions involving options and futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. A Fund's foreign currency forward contracts may also be subject to certain of these rules in addition to the provisions of Section 988 of the Code, described above. These transactions may thereafter affect the amount, timing and character of the Funds' distributions to shareholders. The Funds will take into account the special tax rules applicable to options, futures and forward transactions in order to minimize any potential adverse tax consequences.

Each Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to avoid liability for such tax by satisfying such distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in particular circumstances.

Foreign investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above, including a possible 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income, and should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.

DESCRIPTION OF THE TRUST'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust, dated October 31, 1994, as amended from time to time, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of twelve series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have not authorized the issuance of additional classes of shares.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

CALCULATION OF PERFORMANCE

Yield

For the 30-day period ended February 28, 1997, the yields of Active Bond Fund and Global Bond Fund were 6.67% and 5.63%, respectively.

A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:

                                         a - b
                                         ____        6
                          Yield = 2 ( [ ( cd ) + 1 ] - 1)

Where:

         a =      dividends and interest earned during the period.

         b =      net expenses accrued during the period.

         c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period (NAV).

Total Return

The average annual total return for the 1 year and life of that Fund for the period ended February 28, 1997 is as follows:

                               One Year Ended        Commencement  of Operations
                               February 28, 1997     to February 28, 1997

Active Bond Fund                    6.17%                7.43%  (c)
Global Bond Fund                    3.39%                4.16%  (d)
Small Capitalization Value Fund    13.78%               11.99%  (d)
Dividend Performers Fund           21.26%               23.04%  (c)
Multi-Sector Growth Fund           19.00%               24.03%  (e)
Small Capitalization Growth Fund    8.89% (a)(b)        --
International Equity Fund           2.79%                6.51%  (c)
Balanced Fund                      12.36%               13.96%  (f)
Value Fund                         21.36%               24.73%  (g)
Diversified Core Equity Fund II    22.63%               26.79%  (h)
Growth Fund                        24.19%               24.72 % (g)
Medium Capitalization Fund         17.19%               19.51%  (g)

(a)  Not annualized
(b)  From commencement of operations, May 2, 1996.
(c)  Commencement of operations, March 30, 1995.
(d)  Commencement of operations, April 19, 1995.
(e)  Commencement of operations, April 11, 1995.
(f)  Commencement of operations, July 6, 1995.
(g)  From commencement of operations, October 2, 1995.
(h)  Commencement of operations, March 10, 1995.

A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n_______
T = \/ERV / P - 1


Where:

     P    = a hypothetical initial investment of $1,000.

     T    = average annual total return.

     n    = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

Performance rankings and ratings reported periodically in national financial publications such as Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, and Barron's. Pensions & Investments and Institutional Investor may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Adviser pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the

Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.


To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees. For the year ended on February 28, 1996 and 1997, the Funds paid negotiated brokerage commissions in the amount as follows: Independence Diversified Core Equity Fund, $116,047 and $357,443, Independence Value Fund, $361 and $335, Independence Medium Capitalization Fund, $1,885 and $3,963, Independence Growth Fund, $310 and $917, Independence Balance Fund, $1,226 and $4,063, Dividend Performers Fund, $8,269 and $10,194, Multi-Sector Fund, $29,262 and $164,166, Small Capitalization Value Fund $18,787 and $26,007, International Equity, $16,778 and $17,069 and Small Capitalization Growth Fund for the year ended 1997 was $1,275. Active Bond Fund and Global Bond had no negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended February 28, 1997, Dividend Performers Fund, Multi-Sector Growth Fund, Small Capitalization Value Fund, Global Bond and Small Capitalization Growth directed commissions in the amount of $126, $16,790, $210, $4, and $70, respectively to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder John Hancock Distributors, Inc.("J.H. Distributors"), a broker-dealer. Pursuant to procedures adopted by the Trustees consistent with the above policy of obtaining best net results, each Fund may execute portfolio transactions with or through the J.H. Distributors. During the year ended February 28, 1997, the Funds did not execute any portfolio transactions with J.H. Distributors.

J.H. Distributors may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to J.H. Distributors must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with J.H. Distributor's if a Fund would have to pay a commission rate less favorable than the J.H. Distributors contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which J.H. Distributors acts as clearing broker for another brokerage firm, and any customers of J.H. Distributors not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or J.H. Distributors. Because the Adviser, which is affiliated with J.H. Distributors, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by J.H. Distributors' as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not effect principal transactions with J.H. Distributors.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. P.O. Box 9296, Boston, MA 02205-9296, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Signature Services an annual fee accrued daily of 0.05% of the its average daily net assets, plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of International Equity Fund and Global Bond Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

INDEPENDENT AUDITORS

The independent auditors of the John Hancock Series Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. The independent auditors of the Independence Funds are Arthur Andersen LLP, One International Place, Boston, Massachusetts 02110-2640. Arthur Anderson LLP and Deloitte & Touche LLP audit and render opinions on their respective Funds' annual financial statements and review their respective Funds' annual Federal income tax returns.

After the completion of the February, 1997 audit, Deloitte & Touche LLP will be auditing and rendering opinions on the Independence Funds also.

                                   APPENDIX A

                       Description of Securities Ratings1

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B  generally  lack  characteristics of the  desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

--------
1 The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

                                       A1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

                                       A2

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         _        Leading market positions in well established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                       A3

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       A4

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

             Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                       A5

APPENDIX                                            Active Bond

Quality Distribution
The average weighted quality distribution of the securities in the portfolio for the year ended February 28, 1997:

---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Security Ratings       Average           % of            Rating          % of             Rating          % of
                       Value             Portfolio       Assigned        Portfolio        Assigned by     Portfolio

---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
AAA                        885,979          55.0%                        0%                  885,979      55.0%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
AA                          81,308           5.0%                        0                    81,308       5.0%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
A                          121,036            7.5%                       0                   121,036       7.5%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
BBB                        163,365           10.1%                       0                   163,365      10.1%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
BB                         138,228            8.7%                       0                   138,228       8.7%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
B                           60,289           3.7%                        0                    60,288       3.7%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
CCC                              0             0%                        0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
CC                               0             0%                        0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
C                                0             0%                        0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
NR                               0             0%                        0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Debt Securities          1,450,206          89.9%                       0                 1,450,205      89.9%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Options Securities               0           0.0%
---------------------- ----------------- --------------- --------------- ---------------- --- ------------ ---------------
Short-Term                 163,000          10.1%
    Securities
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Total Portfolio          1,613,205         100.0%
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Other Assets-Net            15,758
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Net Assets               1,628,961
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------

The ratings are described in the Statement of Additional Information *S&P, Moody's and Fitch's.

                                       B1

APPENDIX                                            Global Bond
Quality Distribution


---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Security Ratings       Y-T-D Average     % of            Rating          % of             Rating          % of
                       Value             Portfolio       Assigned        Portfolio        Assigned by     Portfolio
                                                         by Adviser                       Service*
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
AAA                       583,752          61.8%                         0%                  583,752      61.8%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
AA                        228,672          24.2%                         0                   228,672      24.2%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
A                               0           0.0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
BAA                             0           0.0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
BA                         27,233           2.9%                         0                     27,233      2.9%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
B                          77,844           8.2%                         0                     77,844      8.2%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
CAA                             0             0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
CA                              0             0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
C                               0             0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
D                               0             0%                         0                                 0.0%
                                                         0                                0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Debt Securities           917,501          97.1%                         0                   917,501      97.1%
                                                         0
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Equity Securities                0          0.0%
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Short-Term                  27,769          2.9%
    Securities
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Total Portfolio            945,270        100.0%
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Other Assets-Net            19,578
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------
Net Assets                 964,848
---------------------- ----------------- --------------- --------------- ---------------- --------------- ---------------

The ratings are described in the Statement of Additional Information *S&P, Moody's and Fitch's.

                                       B2